Segment Information and Major Customers	12 Months Ended
Dec. 31, 2025
Segment Information and Major Customers [Abstract]
Segment information and major customers

Note 20 - Segment information and major customers

A.	General information

Since inception date, the operation of the Company is conducted through one operating segment, i.e., development of the technology necessary to create a life-saving system that prevents certain uses of cell phones while driving a motor vehicle.

B.	Revenues by geographic region are as follows:

	Year ended December 31,
	2025	2024	2023

Israel	450	1,194	2,519
Europe	566	489	201
Total	1,016	1,683	2,720

Revenues were attributed to countries based on customer location.